AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.5%
Common Stocks — 96.0%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc.*	52,454	$ 2,649,452
Curtiss-Wright Corp.	14,836	1,919,333
Ducommun, Inc.*	29,984	1,271,322
Mercury Systems, Inc.*	23,207	1,883,712
Moog, Inc. (Class A Stock)	10,716	869,282
Parsons Corp.*	54,595	1,800,543
Triumph Group, Inc.	101,731	2,327,605
		12,721,249
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	116,906	2,457,364
Atlas Air Worldwide Holdings, Inc.*	50,279	1,268,539
		3,725,903
Airlines — 1.0%
SkyWest, Inc.	152,789	8,770,089
Auto Components — 1.1%
Adient PLC	77,781	1,785,852
American Axle & Manufacturing Holdings, Inc.*	269,004	2,211,213
Dana, Inc.	235,607	3,402,165
Dorman Products, Inc.*	25,632	2,038,769
Visteon Corp.*	11,065	913,305
		10,351,304
Banks — 18.2%
Alerus Financial Corp.	31,053	676,955
Amalgamated Bank (Class A Stock)	95,193	1,524,992
Ameris Bancorp	80,594	3,243,103
Atlantic Union Bankshares Corp.	185,935	6,925,149
BancorpSouth Bank	194,670	5,764,179
Bank of Hawaii Corp.	26,751	2,298,713
Banner Corp.	134,092	7,531,948
Brookline Bancorp, Inc.	217,005	3,196,484
Bryn Mawr Bank Corp.	57,267	2,090,818
CenterState Bank Corp.	339,014	8,131,251
Columbia Banking System, Inc.	189,760	7,002,144
Community Bank System, Inc.	106,247	6,554,377
ConnectOne Bancorp, Inc.	143,923	3,195,091
CVB Financial Corp.	345,086	7,201,945
FB Financial Corp.	90,717	3,406,423
First Financial Bankshares, Inc.(a)	195,532	6,517,082
First Merchants Corp.	182,682	6,875,237
First Midwest Bancorp, Inc.	178,997	3,486,862
First of Long Island Corp. (The)	47,558	1,081,944
Flushing Financial Corp.	66,835	1,350,401
German American Bancorp, Inc.	42,752	1,370,202
Glacier Bancorp, Inc.(a)	195,353	7,903,982
Great Western Bancorp, Inc.	167,259	5,519,547
Heritage Financial Corp.	106,907	2,882,213
Home BancShares, Inc.	152,405	2,864,452
Independent Bank Corp.	94,160	7,029,044
Independent Bank Group, Inc.	91,842	4,831,808
Lakeland Financial Corp.	103,560	4,554,569
LegacyTexas Financial Group, Inc.(a)	117,823	5,128,835
Pacific Premier Bancorp, Inc.	90,178	2,812,652
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	71,875	$ 4,078,906
Renasant Corp.	197,726	6,922,387
Sandy Spring Bancorp, Inc.	62,192	2,096,492
South State Corp.(a)	64,751	4,875,750
TCF Financial Corp.	49,299	1,876,813
Towne Bank	104,223	2,897,920
TriCo Bancshares	75,955	2,757,166
United Community Banks, Inc.	241,114	6,835,582
		165,293,418
Biotechnology — 0.3%
Emergent BioSolutions, Inc.*	46,428	2,427,256
Building Products — 0.3%
Armstrong World Industries, Inc.	23,995	2,320,317
Capital Markets — 1.7%
Brightsphere Investment Group, Inc.	122,728	1,216,235
Houlihan Lokey, Inc.	92,586	4,175,629
PJT Partners, Inc. (Class A Stock)	42,649	1,735,814
Stifel Financial Corp.	121,409	6,966,448
Virtu Financial, Inc. (Class A Stock)(a)	87,936	1,438,633
		15,532,759
Chemicals — 1.6%
HB Fuller Co.	54,046	2,516,382
Ingevity Corp.*	34,672	2,941,573
Innospec, Inc.	26,710	2,380,929
Kraton Corp.*	29,490	952,232
PolyOne Corp.	111,844	3,651,707
Quaker Chemical Corp.	10,224	1,616,823
Tronox Holdings PLC (Class A Stock)	42,370	351,671
		14,411,317
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.(a)	83,445	3,030,723
Brady Corp. (Class A Stock)	55,647	2,952,073
		5,982,796
Communications Equipment — 1.8%
Lumentum Holdings, Inc.*(a)	113,187	6,062,296
NetScout Systems, Inc.*	230,422	5,313,531
Plantronics, Inc.	42,214	1,575,427
Viavi Solutions, Inc.*	257,861	3,611,343
		16,562,597
Construction & Engineering — 0.8%
EMCOR Group, Inc.	57,119	4,919,088
Granite Construction, Inc.(a)	78,830	2,532,808
		7,451,896
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	148,983	3,307,423
Consumer Finance — 0.1%
Oportun Financial Corp.*	46,606	755,949
Diversified Consumer Services — 0.7%
Chegg, Inc.*(a)	45,902	1,374,765
A1

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Laureate Education, Inc. (Class A Stock)*	55,231	$ 915,454
OneSpaWorld Holdings Ltd. (Bahamas)*(a)	238,001	3,696,155
		5,986,374
Electric Utilities — 3.5%
ALLETE, Inc.	107,174	9,368,080
IDACORP, Inc.	43,390	4,888,751
PNM Resources, Inc.	142,886	7,441,503
Portland General Electric Co.	179,319	10,108,212
		31,806,546
Electronic Equipment, Instruments & Components — 2.5%
Anixter International, Inc.*	10,789	745,736
CTS Corp.	114,471	3,704,282
FARO Technologies, Inc.*	35,065	1,695,393
II-VI, Inc.*(a)	81,955	2,885,635
KEMET Corp.	131,997	2,399,705
Knowles Corp.*	180,852	3,678,530
Rogers Corp.*	18,520	2,531,869
SYNNEX Corp.	48,453	5,470,344
		23,111,494
Energy Equipment & Services — 1.2%
Apergy Corp.*	214,110	5,791,676
Cactus, Inc. (Class A Stock)*	179,614	5,198,029
		10,989,705
Entertainment — 0.4%
Live Nation Entertainment, Inc.*(a)	54,018	3,583,554
Equity Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust	283,659	8,106,974
Chatham Lodging Trust(a)	95,057	1,725,285
Columbia Property Trust, Inc.	284,078	6,008,250
CyrusOne, Inc.	142,894	11,302,915
Healthcare Realty Trust, Inc.(a)	256,526	8,593,621
Hudson Pacific Properties, Inc.	138,339	4,628,823
Life Storage, Inc.	36,303	3,826,699
National Health Investors, Inc.	87,045	7,171,638
Park Hotels & Resorts, Inc.	226,610	5,658,452
Pebblebrook Hotel Trust(a)	305,186	8,490,274
Preferred Apartment Communities, Inc. (Class A Stock)	125,732	1,816,827
PS Business Parks, Inc.	47,273	8,601,322
RLJ Lodging Trust	380,139	6,458,562
STAG Industrial, Inc.(a)	269,143	7,934,336
		90,323,978
Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.*(a)	150,441	3,891,909
Grocery Outlet Holding Corp.*	33,387	1,157,861
Performance Food Group Co.*	44,127	2,030,283
		7,080,053
Food Products — 1.8%
Darling Ingredients, Inc.*	209,888	4,015,157
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Hostess Brands, Inc.*(a)	328,338	$ 4,591,807
Nomad Foods Ltd. (United Kingdom)*	163,982	3,361,631
Simply Good Foods Co. (The)*	162,898	4,722,413
		16,691,008
Gas Utilities — 1.6%
Chesapeake Utilities Corp.	75,296	7,177,215
New Jersey Resources Corp.	164,611	7,443,709
		14,620,924
Health Care Equipment & Supplies — 1.5%
Avanos Medical, Inc.*	118,892	4,453,694
CONMED Corp.	42,182	4,055,799
Orthofix Medical, Inc.*	44,691	2,369,517
Wright Medical Group NV*(a)	119,646	2,468,297
		13,347,307
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.*(a)	77,089	2,395,926
AMN Healthcare Services, Inc.*	54,463	3,134,890
		5,530,816
Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.*(a)	511,502	5,616,292
HMS Holdings Corp.*	69,787	2,405,209
Vocera Communications, Inc.*(a)	56,661	1,396,694
		9,418,195
Hotels, Restaurants & Leisure — 1.9%
Boyd Gaming Corp.	135,149	3,236,819
Eldorado Resorts, Inc.*(a)	21,456	855,451
Jack in the Box, Inc.	12,786	1,165,060
Marriott Vacations Worldwide Corp.	95,054	9,848,545
Wendy’s Co. (The)(a)	90,197	1,802,136
		16,908,011
Household Durables — 2.0%
KB Home	204,296	6,946,064
Meritage Homes Corp.*	86,519	6,086,611
TopBuild Corp.*	53,355	5,145,023
		18,177,698
Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	32,700	906,608
Insurance — 4.9%
AMERISAFE, Inc.(a)	42,730	2,824,880
CNO Financial Group, Inc.	138,061	2,185,506
Enstar Group Ltd. (Bermuda)*	19,835	3,767,063
James River Group Holdings Ltd.	105,731	5,417,657
Kemper Corp.	51,323	4,000,628
Kinsale Capital Group, Inc.	60,869	6,288,376
Primerica, Inc.	33,873	4,309,662
ProAssurance Corp.	43,385	1,747,114
RLI Corp.(a)	60,986	5,666,209

A2

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Selective Insurance Group, Inc.	106,848	$ 8,033,901
		44,240,996
Interactive Media & Services — 0.2%
Cars.com, Inc.*(a)	172,810	1,551,834
Internet & Direct Marketing Retail — 0.0%
Revolve Group, Inc.*(a)	19,977	466,862
IT Services — 1.6%
CACI International, Inc. (Class A Stock)*	11,980	2,770,495
KBR, Inc.	286,424	7,028,845
LiveRamp Holdings, Inc.*	102,656	4,410,102
		14,209,442
Leisure Products — 0.4%
Callaway Golf Co.	173,725	3,372,002
Life Sciences Tools & Services — 0.8%
Cambrex Corp.*	12,647	752,496
Syneos Health, Inc.*	124,509	6,625,124
		7,377,620
Machinery — 4.8%
Alamo Group, Inc.	21,230	2,499,196
CIRCOR International, Inc.*	75,142	2,821,582
Columbus McKinnon Corp.	32,450	1,182,153
Federal Signal Corp.	132,316	4,332,026
ITT, Inc.	51,971	3,180,105
Kennametal, Inc.	154,853	4,760,181
Navistar International Corp.*	51,696	1,453,175
RBC Bearings, Inc.*	17,188	2,851,661
Rexnord Corp.*	291,431	7,883,209
Terex Corp.	113,530	2,948,374
TriMas Corp.*	171,849	5,267,172
Watts Water Technologies, Inc. (Class A Stock)	48,400	4,536,532
		43,715,366
Media — 1.3%
Gray Television, Inc.*(a)	219,339	3,579,612
Liberty Latin America Ltd. (Chile) (Class C Stock)*	191,452	3,272,872
Nexstar Media Group, Inc. (Class A Stock)	32,424	3,317,299
TEGNA, Inc.	110,954	1,723,116
		11,892,899
Metals & Mining — 1.8%
Allegheny Technologies, Inc.*(a)	77,388	1,567,107
Carpenter Technology Corp.	103,534	5,348,567
Cleveland-Cliffs, Inc.(a)	62,418	450,658
Commercial Metals Co.	75,327	1,309,183
Constellium SE*	350,240	4,451,550
Kaiser Aluminum Corp.	25,022	2,476,427
Royal Gold, Inc.	8,810	1,085,480
		16,688,972
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Granite Point Mortgage Trust, Inc.	96,114	$ 1,801,177
MFA Financial, Inc.	812,492	5,979,941
PennyMac Mortgage Investment Trust	169,536	3,768,785
Redwood Trust, Inc.(a)	326,726	5,361,574
Two Harbors Investment Corp.	460,093	6,041,021
		22,952,498
Oil, Gas & Consumable Fuels — 4.4%
Brigham Minerals, Inc. (Class A Stock)	71,596	1,424,760
Callon Petroleum Co.*(a)	461,798	2,004,203
Centennial Resource Development, Inc. (Class A Stock)*	155,815	703,505
Delek US Holdings, Inc.	105,386	3,825,512
Falcon Minerals Corp.(a)	261,948	1,506,201
Golar LNG Ltd. (Bermuda)(a)	364,708	4,737,557
Matador Resources Co.*(a)	229,668	3,796,412
PBF Energy, Inc. (Class A Stock)	37,854	1,029,250
PDC Energy, Inc.*	141,530	3,927,457
Rattler Midstream, MLP*	139,088	2,478,548
Viper Energy Partners LP, MLP	294,737	8,155,373
WPX Energy, Inc.*	582,323	6,166,801
		39,755,579
Paper & Forest Products — 0.2%
Boise Cascade Co.	56,221	1,832,242
Pharmaceuticals — 0.4%
Prestige Consumer Healthcare, Inc.*(a)	116,554	4,043,258
Professional Services — 0.4%
ASGN, Inc.*	65,132	4,094,198
Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	212,664	4,661,595
Road & Rail — 1.1%
Saia, Inc.*	90,227	8,454,270
Werner Enterprises, Inc.	39,681	1,400,739
		9,855,009
Semiconductors & Semiconductor Equipment — 2.0%
Cree, Inc.*	23,238	1,138,662
Entegris, Inc.	68,600	3,228,316
MACOM Technology Solutions Holdings, Inc.*(a)	111,035	2,386,697
Nanometrics, Inc.*	106,231	3,465,255
Semtech Corp.*	70,604	3,432,061
Silicon Laboratories, Inc.*	22,843	2,543,568
Synaptics, Inc.*(a)	52,366	2,092,022
		18,286,581
Software — 1.4%
Avaya Holdings Corp.*	106,609	1,090,610
Bottomline Technologies DE, Inc.*	42,204	1,660,728
CommVault Systems, Inc.*	60,290	2,695,566
Cornerstone OnDemand, Inc.*	66,687	3,655,781
Verint Systems, Inc.*(a)	79,903	3,418,250
		12,520,935

A3

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.8%
Aaron’s, Inc.	60,468	$ 3,885,674
Abercrombie & Fitch Co. (Class A Stock)	28,089	438,188
Asbury Automotive Group, Inc.*	40,479	4,142,216
Bed Bath & Beyond, Inc.(a)	69,998	744,779
Burlington Stores, Inc.*	13,631	2,723,746
Designer Brands, Inc. (Class A Stock)	65,609	1,123,226
Group 1 Automotive, Inc.	20,759	1,916,263
Guess?, Inc.(a)	141,708	2,625,849
Michaels Cos., Inc. (The)*(a)	187,452	1,835,155
Rent-A-Center, Inc.(a)	68,968	1,778,685
RH*(a)	11,505	1,965,399
Sally Beauty Holdings, Inc.*(a)	60,632	902,811
Shoe Carnival, Inc.(a)	32,628	1,057,474
		25,139,465
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	28,513	2,762,625
Crocs, Inc.*	121,356	3,368,842
Deckers Outdoor Corp.*	9,517	1,402,425
G-III Apparel Group Ltd.*	33,222	856,131
		8,390,023
Thrifts & Mortgage Finance — 2.4%
MGIC Investment Corp.	570,184	7,172,915
OceanFirst Financial Corp.	197,910	4,670,676
Provident Financial Services, Inc.	163,270	4,005,013
Washington Federal, Inc.	167,265	6,187,132
		22,035,736
Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc.*	160,313	5,375,295
Foundation Building Materials, Inc.*	69,826	1,081,605
H&E Equipment Services, Inc.	106,502	3,073,647
Kaman Corp.	73,915	4,394,986
Univar Solutions, Inc.*(a)	156,888	3,256,995
		17,182,528

Total Common Stocks (cost $794,391,290)		872,362,184
	Shares	Value

Exchange-Traded Fund — 1.5%
iShares Russell 2000 Value ETF(a)	111,769	$ 13,346,336
(cost $13,422,272)

Total Long-Term Investments (cost $807,813,562)		885,708,520

Short-Term Investments — 15.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	21,392,169	21,392,169
PGIM Institutional Money Market Fund (cost $118,995,202; includes $118,795,499 of cash collateral for securities on loan)(b)(w)	118,973,074	118,984,972

Total Short-Term Investments (cost $140,387,371)		140,377,141

TOTAL INVESTMENTS—112.9% (cost $948,200,933)		1,026,085,661

Liabilities in excess of other assets — (12.9)%		(117,616,006)

Net Assets — 100.0%		$ 908,469,655

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,996,651; cash collateral of $118,795,499 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4